Property, Plant and Equipment - Schedule of Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
LNG terminal costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
LNG terminal costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
LNG storage tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Natural gas pipeline facilities [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Marine berth, electrical, facility and roads [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Regasification processing equipment (recondensers, vaporization and vents) [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Sendout pumps [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Liquefaction processing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Liquefaction processing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years